Third Quarter Report
April 30, 2023 (Unaudited)
Columbia Strategic Municipal Income Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Strategic Municipal Income Fund, April 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.7%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 0.2%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	3.750%	1,500,000	1,500,000
New York City Transitional Finance Authority(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	3.750%	2,000,000	2,000,000
Total			3,500,000
Utah 0.5%
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005A (JPMorgan Chase Bank)
05/15/2037	3.800%	3,900,000	3,900,000
Series 2005B (JPMorgan Chase Bank)
05/15/2037	3.800%	4,000,000	4,000,000
Total			7,900,000
Total Floating Rate Notes (Cost $11,400,000)			11,400,000

Municipal Bonds 99.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 1.3%
Arizona Industrial Development Authority
Revenue Bonds
Macombs Facility Project Social Bonds
Series 2021A
07/01/2041	4.000%	775,000	687,594
07/01/2051	4.000%	850,000	695,335
Phoenix Children’s Hospital
Series 2020
02/01/2050	4.000%	1,200,000	1,124,098
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Phoenix Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2054	5.000%	1,330,000	1,301,455
07/01/2059	5.000%	1,000,000	972,239
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	1,700,000	1,249,796
06/15/2057	4.000%	500,000	352,645
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	6,500,000	6,406,513
Series 2018
02/15/2048	5.000%	870,000	850,939
Salt River Project Agricultural Improvement & Power District
Revenue Bonds
Series 2023A
01/01/2050	5.000%	7,500,000	8,379,805
Total			22,020,419
California 3.2%
California Community Choice Financing Authority
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 08/01/29)
07/01/2053	5.000%	5,300,000	5,640,399
California Health Facilities Financing Authority
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	4,280,000	4,189,885
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2022
11/01/2057	5.000%	1,320,000	1,361,238
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	4.000%	3,000,000	2,884,177
02/01/2042	5.000%	1,500,000	1,544,693
Revenue Bonds
HumanGood California Obligated Group
Series 2021
10/01/2049	4.000%	2,500,000	2,263,165
California Municipal Finance Authority(c)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2046	5.000%	1,000,000	961,369
2	Columbia Strategic Municipal Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Public Finance Authority(c)
Revenue Bonds
Enso Village Project - Green Bonds
Series 2021
11/15/2036	5.000%	500,000	480,493
11/15/2051	5.000%	1,000,000	854,498
Enso Village Project - TEMPS 85
Series 2021
05/15/2029	3.125%	2,510,000	2,315,510
California School Finance Authority(c)
Prerefunded 07/01/25 Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,077,204
07/01/2046	6.375%	150,000	159,521
California Statewide Communities Development Authority
Refunding Revenue Bonds
Front Porch Communities & Services
Series 2017
04/01/2042	4.000%	1,905,000	1,793,374
California Statewide Communities Development Authority(c)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/2046	5.000%	500,000	478,173
City of Los Angeles Department of Airports(d)
Refunding Revenue Bonds
Los Angeles International Airport
Subordinated Series 2022
05/15/2040	4.000%	750,000	735,452
05/15/2041	4.000%	800,000	778,129
05/15/2042	4.000%	500,000	484,953
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2018
05/15/2044	5.000%	2,000,000	2,067,424
Compton Unified School District(e)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2037	0.000%	2,125,000	1,141,567
06/01/2038	0.000%	1,830,000	923,012
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien
Series 2021A
01/15/2046	4.000%	4,346,000	4,099,584
Glendale Unified School District(e)
Prerefunded 09/01/25 Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	684,623
09/01/2033	0.000%	1,100,000	714,695
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement
Series 2022
06/01/2051	5.000%	3,000,000	3,140,396
Hastings Campus Housing Finance Authority
Revenue Bonds
Senior Green Bonds
Series 2020
07/01/2045	5.000%	3,500,000	3,012,388
Norman Y. Mineta San Jose International Airport(d)
Refunding Revenue Bonds
Series 2017A
03/01/2041	5.000%	2,000,000	2,058,247
Poway Unified School District(e)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	4,475,000	3,605,362
Riverside County Transportation Commission(e)
Revenue Bonds
Senior Lien
Series 2013 Escrowed to Maturity
06/01/2029	0.000%	1,235,000	1,049,428
Unrefunded Revenue Bonds
Senior Lien
Series 2013
06/01/2029	0.000%	1,265,000	1,005,249
San Diego County Regional Airport Authority(d)
Revenue Bonds
Subordinated Series 2021B
07/01/2046	4.000%	1,600,000	1,508,220
State Center Community College District
Unlimited General Obligation Bonds
Series 2020B
08/01/2035	3.000%	1,600,000	1,559,187
08/01/2036	3.000%	2,275,000	2,137,135
State of California
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,005
Total			56,710,755
Colorado 5.1%
Aerotropolis Regional Transportation Authority
Revenue Bonds
Series 2021
12/01/2052	4.375%	4,365,000	3,291,029
City & County of Denver(e)
Revenue Bonds
Series 2018-A-2
08/01/2034	0.000%	6,000,000	3,832,225

Columbia Strategic Municipal Income Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Series 2022D
11/15/2053	5.000%	3,000,000	3,141,187
Subordinated Series 2018A
12/01/2048	4.000%	3,500,000	3,292,867
Revenue Bonds
Series 2022A
11/15/2047	5.000%	3,350,000	3,536,072
11/15/2053	5.500%	2,000,000	2,190,944
Colorado Bridge Enterprise(d)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,690,000	5,976,548
Colorado Educational & Cultural Facilities Authority(c)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2044	5.375%	750,000	742,927
07/01/2049	5.500%	700,000	699,942
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2053	5.000%	10,000,000	8,941,282
Refunding Revenue Bonds
AdventHealth Obligated
Series 2019
11/15/2043	4.000%	1,910,000	1,845,069
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	17,000,000	15,979,349
08/01/2049	4.000%	2,595,000	2,349,903
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	850,000	858,756
Intermountain Healthcare
Series 2022
05/15/2052	5.000%	13,000,000	13,899,201
Revenue Bonds
Aberdeen Ridge
Series 2021A
05/15/2049	5.000%	1,500,000	1,151,625
CommonSpirit Health Obligation Group
Series 2022
11/01/2042	5.000%	3,800,000	3,980,938
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2038	4.000%	1,300,000	1,305,738
01/01/2040	4.000%	1,000,000	991,551
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Parkview Medical Center, Inc. Project
Series 2020
09/01/2045	4.000%	1,000,000	897,660
09/01/2050	4.000%	1,500,000	1,264,999
Colorado Housing & Finance Authority
Revenue Bonds
Multi-Family Project
Series 2019B-1
10/01/2039	3.000%	470,000	405,081
10/01/2049	3.250%	1,000,000	815,350
10/01/2054	3.400%	1,000,000	808,666
Fiddlers Business Improvement District(c)
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2047	5.550%	1,200,000	1,208,536
Jefferson Center Metropolitan District No. 1
Refunding Revenue Bonds
Subordinated Series 2020B
12/15/2050	5.750%	3,500,000	3,375,595
Windler Public Improvement Authority
Revenue Bonds
Series 2021A-1
12/01/2051	4.125%	5,000,000	3,042,856
Total			89,825,896
Connecticut 0.1%
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Sacred Heart University
Series 2020K
07/01/2045	4.000%	2,000,000	1,898,810
Delaware 0.1%
Delaware State Health Facilities Authority
Refunding Revenue Bonds
Bayhealth Medical Center Project
Series 2017
07/01/2040	4.000%	2,640,000	2,604,389
District of Columbia 0.6%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2048	6.000%	300,000	301,250
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	2,910,000	2,961,347

4	Columbia Strategic Municipal Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2039	4.000%	1,275,000	1,182,809
07/01/2049	4.000%	695,000	593,721
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	5,775,000	5,412,105
Total			10,451,232
Florida 4.7%
Capital Trust Agency, Inc.(c)
04/27/2021
07/01/2056	5.000%	2,125,000	1,928,299
Revenue Bonds
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	3,250,000	2,459,259
Capital Trust Agency, Inc.(c),(f)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,430,000	1,123,325
12/01/2050	0.000%	1,000,000	327,500
Capital Trust Agency, Inc.(c),(e)
Subordinated
07/01/2061	0.000%	93,140,000	6,058,496
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	5,000,000	4,905,144
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	3,000,000	2,498,607
City of Pompano Beach
Revenue Bonds
John Knox Village Project
Series 2021A
09/01/2056	4.000%	4,000,000	2,812,855
City of Tampa(e)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2035	0.000%	650,000	402,913
09/01/2036	0.000%	700,000	409,731
09/01/2037	0.000%	700,000	386,084
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami-Dade Aviation(d)
Refunding Revenue Bonds
Series 2019A
10/01/2049	5.000%	10,000,000	10,284,095
County of Miami-Dade Seaport Department(d)
Refunding Revenue Bonds
Series 2023A
10/01/2052	5.250%	3,000,000	3,204,965
County of Osceola Transportation(e)
Refunding Revenue Bonds
Series 2020A-2
10/01/2035	0.000%	2,700,000	1,501,447
10/01/2037	0.000%	4,000,000	1,956,114
10/01/2038	0.000%	1,500,000	693,872
10/01/2039	0.000%	3,300,000	1,435,876
Florida Development Finance Corp.(c)
Refunding Revenue Bonds
Mayflower Retirement Community Center
Series 2021
06/01/2027	2.375%	830,000	800,594
Renaissance Charter School, Inc. Projects
Series 2020
09/15/2040	5.000%	1,050,000	931,376
Greater Orlando Aviation Authority(d)
Revenue Bonds
Series 2016A
10/01/2046	5.000%	5,000,000	5,081,751
Hillsborough County Aviation Authority(d)
Revenue Bonds
Tampa International Airport
Series 2022
10/01/2052	4.000%	2,645,000	2,468,425
Subordinated Series 2018
10/01/2048	5.000%	3,450,000	3,537,427
Lee County Industrial Development Authority
Revenue Bonds
Cypress Cove at HealthPark Florida, Inc. Project
Series 2022
10/01/2057	5.250%	2,000,000	1,669,655
Miami-Dade County Educational Facilities Authority
Revenue Bonds
Series 2018A
04/01/2053	5.000%	8,000,000	8,317,066
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2047	4.000%	2,250,000	2,092,991
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015C
10/01/2040	5.000%	1,000,000	1,005,145

Columbia Strategic Municipal Income Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai
Series 2022
06/01/2041	4.000%	1,100,000	854,102
Toby & Leon Cooperman Sinai Residences of Boca Raton
Series 2022
06/01/2056	4.250%	1,000,000	714,238
Revenue Bonds
ACTS Retirement
Series 2020B
11/15/2041	4.000%	500,000	415,550
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2049	5.000%	2,350,000	1,997,865
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	3,335,000	3,492,135
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2039	5.250%	5,030,000	4,107,299
11/15/2049	5.500%	2,300,000	1,777,832
Total			81,652,033
Georgia 3.4%
Brookhaven Development Authority
Revenue Bonds
Children’s Healthcare of Atlanta
Series 2019
07/01/2044	4.000%	2,000,000	1,974,870
City of Atlanta Department of Aviation(d)
Revenue Bonds
Airport
Subordinated Series 2019
07/01/2040	4.000%	2,500,000	2,436,196
Series 2022B
07/01/2052	5.000%	8,810,000	9,220,191
Dalton Whitfield County Joint Development Authority
Revenue Bonds
Hamilton Health Care System Obligation
Series 2017
08/15/2041	4.000%	1,000,000	978,615
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	2,000,000	1,871,918
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2042	5.000%	1,000,000	1,023,786
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2037	5.000%	4,280,000	4,524,875
Georgia Housing & Finance Authority
Refunding Revenue Bonds
Series 2020A
12/01/2040	3.050%	1,000,000	851,320
Revenue Bonds
Single Family Mortgage Bonds
Series 2017C
06/01/2048	3.750%	4,495,000	4,389,364
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2022B (Mandatory Put 06/01/29)
12/01/2052	5.000%	10,000,000	10,492,343
Series 2023A (Mandatory Put 06/01/30)
06/01/2053	5.000%	6,700,000	7,065,531
Municipal Electric Authority of Georgia
Revenue Bonds
Plant Vogtle Units 3&4 Project
Series 2022
07/01/2063	5.500%	4,700,000	4,870,579
Series 2022 (AGM)
07/01/2052	5.000%	4,700,000	4,861,401
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2038	6.125%	3,515,000	3,164,263
12/01/2048	6.250%	1,960,000	1,655,634
Total			59,380,886
Idaho 0.5%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2021
03/01/2046	4.000%	3,000,000	2,753,721

6	Columbia Strategic Municipal Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2050	4.500%	6,000,000	4,260,231
Spring Valley Community Infrastructure District No. 1(c)
Special Assessment Bonds
Series 2021
09/01/2051	3.750%	2,000,000	1,471,241
Total			8,485,193
Illinois 11.2%
Chicago Board of Education
Revenue Bonds
Series 2023
04/01/2045	5.000%	1,000,000	1,029,431
04/01/2048	5.750%	1,125,000	1,239,263
Special Tax Bonds
Series 2017
04/01/2042	5.000%	1,600,000	1,620,089
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2046	5.000%	3,000,000	2,967,103
Project
Series 2015C
12/01/2039	5.250%	2,000,000	2,010,618
Series 2018
12/01/2046	5.000%	2,500,000	2,472,586
Series 2021A
12/01/2035	5.000%	2,560,000	2,650,854
12/01/2040	5.000%	1,000,000	1,009,277
Series 2022A
12/01/2047	4.000%	4,000,000	3,436,910
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2034	5.000%	500,000	533,858
Series 2022B
12/01/2037	4.000%	8,000,000	7,443,404
Chicago Board of Education(c)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,615,000	3,917,662
Chicago Board of Education(e)
Unlimited General Obligation Refunding Bonds
Series 2019A
12/01/2025	0.000%	2,000,000	1,807,747
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2013B
01/01/2035	5.250%	3,000,000	3,003,805
Chicago O’Hare International Airport(d)
Refunding Revenue Bonds
Senior Lien
Series 2018
01/01/2037	5.000%	2,000,000	2,120,117
Revenue Bonds
General Senior Lien
Series 2017D
01/01/2042	5.000%	8,895,000	9,078,778
01/01/2052	5.000%	8,030,000	8,115,907
Senior Lien
Series 2017G
01/01/2042	5.000%	2,650,000	2,704,751
01/01/2047	5.000%	1,000,000	1,013,818
Series 2017J
01/01/2037	5.000%	2,000,000	2,070,873
Series 2022
01/01/2048	4.500%	3,000,000	2,992,278
01/01/2055	5.000%	11,250,000	11,608,113
TriPs Obligated Group
Series 2018
07/01/2038	5.000%	1,000,000	1,014,313
07/01/2048	5.000%	800,000	791,243
Chicago O’Hare International Airport
Revenue Bonds
Customer Facility Charge Senior Lien
Series 2013
01/01/2043	5.750%	2,285,000	2,287,946
Series 2015D
01/01/2046	5.000%	4,390,000	4,456,430
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,650,000	1,690,796
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2039	5.000%	530,000	533,576
Revenue Bonds
2nd Lien
Series 2012
01/01/2042	5.000%	5,000,000	5,000,627
Series 2014
01/01/2039	5.000%	2,000,000	2,004,912

Columbia Strategic Municipal Income Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2014
11/01/2044	5.000%	650,000	653,542
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015 (AGM)
03/01/2040	4.000%	5,000,000	5,000,756
County of Cook
Prerefunded 11/15/26 Unlimited General Obligation Bonds
Series 2018
11/15/2035	5.000%	900,000	930,769
Illinois Finance Authority
Refunding Revenue Bonds
LEARN Charter School Project Social Bonds
Series 2021
11/01/2051	4.000%	1,000,000	845,859
Northshore University Health System
Series 2020A
08/15/2037	4.000%	3,000,000	2,989,371
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2035	5.000%	1,500,000	1,536,990
Illinois State Toll Highway Authority
Revenue Bonds
Series 2021A
01/01/2046	4.000%	4,250,000	4,099,922
Metropolitan Pier & Exposition Authority(e)
Refunding Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 2002A (BAM)
12/15/2054	0.000%	5,000,000	1,085,146
McCormick Place Expansion
Series 2022
12/15/2035	0.000%	1,200,000	693,714
12/15/2036	0.000%	2,500,000	1,359,239
Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 2002A (AGM)
12/15/2040	0.000%	10,000,000	4,573,280
McCormick Place Expansion
Series 2017
12/15/2056	0.000%	11,110,000	1,971,033
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2047	4.000%	2,000,000	1,762,297
06/15/2052	4.000%	3,000,000	2,573,395
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	2,080,922
State of Illinois
Unlimited General Obligation Bonds
Rebuild Illinois Program
Series 2019B
11/01/2038	4.000%	5,000,000	4,874,043
Series 2013
07/01/2026	5.500%	1,955,000	1,962,850
07/01/2033	5.500%	5,000,000	5,020,077
07/01/2038	5.500%	875,000	878,513
Series 2017A
12/01/2036	5.000%	5,000,000	5,244,139
Series 2018A
05/01/2032	5.000%	2,500,000	2,689,130
05/01/2033	5.000%	5,000,000	5,366,864
05/01/2039	5.000%	4,320,000	4,514,192
05/01/2040	5.000%	6,005,000	6,258,426
05/01/2041	5.000%	6,000,000	6,245,419
Series 2020
05/01/2039	5.500%	2,700,000	2,955,640
05/01/2045	5.750%	1,750,000	1,916,258
Series 2021A
03/01/2041	4.000%	4,650,000	4,460,299
Series 2022A
03/01/2042	5.500%	12,700,000	14,047,299
03/01/2047	5.500%	3,300,000	3,609,432
State of Illinois(g)
Unlimited General Obligation Bonds
Series 2023B
05/01/2047	5.500%	1,750,000	1,914,413
05/01/2048	4.500%	400,000	396,820
Total			197,137,134
Iowa 1.2%
Iowa Finance Authority
Refunding Revenue Bonds
Iowa Fertilizer Co. Project
Series 2022
12/01/2050	5.000%	10,400,000	10,292,060
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	9,395,000	6,083,936
Revenue Bonds
Council Bluffs, Inc. Project
Series 2018
08/01/2048	5.125%	1,750,000	1,328,372

8	Columbia Strategic Municipal Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	5,000,000	3,851,134
Total			21,555,502
Kansas 0.4%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	3,725,000	3,795,434
Refunding Revenue Bonds
University of Kansas Health System
Series 2019
03/01/2038	4.000%	2,500,000	2,512,768
Total			6,308,202
Kentucky 0.1%
City of Henderson(c),(d)
Revenue Bonds
Pratt Paper LLC Project
Series 2022
01/01/2052	4.700%	1,500,000	1,384,589
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2037	5.000%	1,200,000	1,215,963
Total			2,600,552
Louisiana 0.6%
Ascension Parish Industrial Development Board, Inc.
Revenue Bonds
Impala Warehousing LLC
Series 2011
07/01/2036	6.000%	3,950,000	3,954,396
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2042	5.000%	2,000,000	2,048,231
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2057	5.000%	1,500,000	1,512,205
New Orleans Aviation Board(d)
Revenue Bonds
General Airport-North Terminal
Series 2017B
01/01/2048	5.000%	1,275,000	1,293,352
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Parish of St. James(c)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	1,250,000	1,349,524
Total			10,157,708
Maryland 1.6%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2039	3.200%	7,475,000	6,737,339
Revenue Bonds
Series 2019C
09/01/2039	3.000%	7,500,000	6,565,249
Maryland Economic Development Corp.(d)
Revenue Bonds
Green Bonds - Purple Line Light Rail Project
Series 2022
06/30/2055	5.250%	9,500,000	9,609,213
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	773,758
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2040	5.000%	1,200,000	1,219,345
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	3,665,000	3,498,394
Total			28,403,298
Massachusetts 1.5%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
UMass Memorial Healthcare
Series 2017
07/01/2044	4.000%	7,500,000	6,905,522
Revenue Bonds
Series 2021V
07/01/2055	5.000%	2,000,000	2,339,665
UMass Boston Student Housing Project
Series 2016
10/01/2041	5.000%	2,000,000	1,969,170

Columbia Strategic Municipal Income Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B
07/01/2046	4.250%	3,000,000	2,829,591
Massachusetts Port Authority(d)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,420,031
Revenue Bonds
Series 2019C
07/01/2044	5.000%	10,000,000	10,430,500
Total			25,894,479
Michigan 3.5%
City of Detroit
Unlimited General Obligation Bonds
Social Bonds
Series 2021A
04/01/2031	5.000%	425,000	451,048
04/01/2032	5.000%	300,000	316,287
04/01/2033	5.000%	400,000	421,231
04/01/2034	5.000%	400,000	419,853
04/01/2035	5.000%	350,000	364,695
04/01/2036	5.000%	600,000	619,192
04/01/2037	5.000%	700,000	716,442
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	6,615,000	6,817,949
Michigan Finance Authority
Prerefunded 05/15/25 Revenue Bonds
Sparrow Obligated Group
Series 2015
11/15/2045	5.000%	670,000	698,137
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	430,000	436,434
Sparrow Obligated Group
Series 2015
11/15/2045	5.000%	550,000	559,696
Trinity Health Corp.
Series 2017
12/01/2042	5.000%	500,000	518,990
Revenue Bonds
Henry Ford Health System
Series 2019A
11/15/2048	5.000%	1,320,000	1,364,576
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2043	4.000%	2,300,000	2,197,843
Series 2019A-1
10/01/2044	3.250%	1,500,000	1,227,943
Series 2019B
12/01/2044	3.100%	6,000,000	4,777,292
Social Bond
Series 2022A
06/01/2043	4.100%	4,210,000	4,010,359
Social Bonds
Series 2023A
12/01/2048	4.900%	6,000,000	6,146,919
U.S. Department of Housing and Urban Development
Series 2017A
10/01/2042	3.750%	4,060,000	3,628,744
10/01/2047	3.850%	4,155,000	3,621,047
Michigan Strategic Fund(d)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	15,500,000	15,628,435
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	6,455,000	6,608,708
Wayne County Airport Authority(d)
Revenue Bonds
Series 2017B
12/01/2042	5.000%	700,000	720,689
Total			62,272,509
Minnesota 1.5%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2032	4.000%	1,265,000	1,148,481
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2036	5.000%	835,000	829,345
08/01/2043	5.250%	500,000	487,784
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2047	5.000%	4,000,000	3,841,825

10	Columbia Strategic Municipal Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2044	4.000%	1,500,000	1,219,976
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2048	4.250%	5,000,000	4,845,340
02/15/2053	5.000%	8,000,000	8,145,690
Hastings Independent School District No. 200(e)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2031	0.000%	2,340,000	1,804,707
02/01/2034	0.000%	1,565,000	1,061,598
Minneapolis-St. Paul Metropolitan Airports Commission(d)
Refunding Revenue Bonds
Subordinated Series 2016D
01/01/2041	5.000%	750,000	768,399
St. Cloud Housing & Redevelopment Authority(f)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	0.000%	2,845,000	2,418,250
Total			26,571,395
Missouri 2.0%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	1,934,295
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
Mercy Health
Series 2017C
11/15/2036	4.000%	1,500,000	1,513,346
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2044	5.000%	2,275,000	2,085,058
Medical Research Lutheran Services
Series 2016A
02/01/2036	5.000%	1,000,000	961,617
Kansas City Industrial Development Authority(d)
Revenue Bonds
Kansas City International Airport
Series 2020A
03/01/2036	4.000%	1,675,000	1,667,987
03/01/2045	4.000%	16,000,000	14,983,320
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2042	5.250%	1,260,000	1,075,896
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2020A (GNMA)
05/01/2050	2.850%	985,000	790,243
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	4,917,800
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2035	5.000%	1,500,000	1,420,734
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/2032	5.000%	1,120,000	1,105,966
09/01/2042	5.000%	2,000,000	1,783,313
Total			34,239,575
Montana 0.0%
Montana Board of Housing
Revenue Bonds
Series 2017B-2
12/01/2042	3.500%	335,000	330,874
12/01/2047	3.600%	435,000	427,912
Total			758,786
Nebraska 1.9%
Central Plains Energy Project
Revenue Bonds
Gas Project No. 5 Series
Series 2022-1 (Mandatory Put 10/01/29)
05/01/2053	5.000%	5,400,000	5,652,735
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2044	5.000%	4,350,000	4,294,752
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2036	4.125%	2,000,000	2,014,910

Columbia Strategic Municipal Income Fund | Third Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2037	4.000%	1,000,000	1,013,118
01/01/2038	4.000%	1,300,000	1,306,275
01/01/2039	4.000%	1,810,000	1,814,441
01/01/2044	4.000%	15,000,000	14,814,358
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2039	2.850%	3,090,000	2,852,663
09/01/2042	3.050%	375,000	343,004
Total			34,106,256
Nevada 0.1%
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	845,000	864,351
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	570,000	559,514
Series 2018A
12/15/2038	5.000%	415,000	395,084
Total			1,818,949
New Hampshire 0.2%
New Hampshire Business Finance Authority(c)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2046	5.625%	2,000,000	1,804,996
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	850,000	856,234
Total			2,661,230
New Jersey 6.0%
Camden County Improvement Authority (The)
Revenue Bonds
Social Bonds - Cooper Norcross Academy
Series 2022
06/15/2062	6.000%	1,540,000	1,631,439
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Atlantic City
Unlimited General Obligation Refunding Bonds
Build America Mutual Assurance Co. Tax Appeal
Series 2017A
03/01/2042	5.000%	1,000,000	1,040,843
City of Newark Mass Transit Access Tax
Revenue Bonds
Mulberry Pedestrian Bridge Redevelopment Project
Series 2022 (AGM)
11/15/2062	6.000%	2,000,000	2,321,322
New Jersey Economic Development Authority
Prerefunded 06/15/25 Revenue Bonds
Series 2015WW
06/15/2040	5.250%	355,000	373,147
Prerefunded 06/15/27 Revenue Bonds
Series 2017DDD
06/14/2042	5.000%	1,000,000	1,101,418
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2030	3.375%	2,000,000	1,953,959
Revenue Bonds
Portal North Bridge Project
Series 2022
11/01/2052	5.000%	16,250,000	17,315,906
School Facilities Construction
Series 2019
06/15/2044	5.000%	1,800,000	1,901,662
Self-Designated Social Bonds
Series 2021
06/15/2046	4.000%	1,500,000	1,437,196
Transportation Project
Series 2020
11/01/2044	5.000%	3,000,000	3,166,826
New Jersey Economic Development Authority(d)
Refunding Revenue Bonds
New Jersey Natural Gas Co. Project
Series 2019
08/01/2041	3.000%	6,000,000	4,612,945
New Jersey Higher Education Student Assistance Authority(d)
Revenue Bonds
Series 2018A
12/01/2034	4.000%	195,000	194,297
12/01/2035	4.000%	185,000	184,266
New Jersey Housing & Mortgage Finance Agency(d)
Refunding Revenue Bonds
Series 2017D
11/01/2037	4.250%	1,525,000	1,515,593
Single Family Housing
Series 2018
10/01/2032	3.800%	1,925,000	1,867,530

12	Columbia Strategic Municipal Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Single Family Housing
Series 2019C
10/01/2039	3.850%	2,885,000	2,756,000
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Transportation System
Series 2018A
12/15/2035	5.000%	5,000,000	5,395,250
Series 2019
12/15/2039	5.000%	1,460,000	1,561,595
Revenue Bonds
Series 2020AA
06/15/2045	4.000%	4,000,000	3,852,941
06/15/2045	5.000%	8,500,000	9,025,652
Transportation Program
Series 2013AA
06/15/2044	5.000%	8,090,000	8,096,542
Series 2015AA
06/15/2041	5.250%	6,000,000	6,162,003
Series 2019
06/15/2046	5.000%	3,500,000	3,662,425
Series 2022
06/15/2048	5.000%	3,750,000	4,013,724
New Jersey Transportation Trust Fund Authority(e)
Revenue Bonds
Capital Appreciation Transportation System
Series 2010A
12/15/2030	0.000%	6,000,000	4,601,054
New Jersey Turnpike Authority
Revenue Bonds
Series 2022B
01/01/2048	4.500%	3,000,000	3,069,287
01/01/2052	5.250%	6,250,000	6,994,671
South Jersey Port Corp.(d)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	2,900,000	2,927,767
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Subordinated Series 2018B
06/01/2046	5.000%	2,000,000	1,989,074
Total			104,726,334
New Mexico 0.2%
New Mexico Mortgage Finance Authority
Revenue Bonds
Series 2020 (GNMA)
07/01/2040	2.700%	2,010,000	1,703,422
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family Mortgage Program
Series 2019D Class I (GNMA)
07/01/2044	3.250%	2,275,000	1,985,766
Total			3,689,188
New York 10.2%
Build NYC Resource Corp.(c)
Revenue Bonds
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2052	5.750%	1,000,000	1,013,862
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	2,500,000	2,447,350
Subordinated Series 2022B-1
10/01/2047	5.250%	2,500,000	2,806,833
Subordinated Series 2023E-1
04/01/2050	4.000%	3,900,000	3,796,648
Glen Cove Local Economic Assistance Corp.(h)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,167,099
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,568,688
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	3,000,000	2,280,010
Metropolitan Transportation Authority(e)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,605,000	1,831,741
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	10,935,000	11,301,399
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2018
11/01/2048	3.900%	2,000,000	1,800,254
Series 2019
11/01/2049	3.250%	7,310,000	5,822,182

Columbia Strategic Municipal Income Fund | Third Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2022CC-1
06/15/2052	4.000%	13,930,000	13,608,253
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Bonds
Subordinated Series 2020C
05/01/2039	4.000%	1,000,000	1,003,837
Future Tax Secured
Subordinated Series 2020D
11/01/2042	4.000%	5,000,000	4,932,197
Subordinated Series 2022A-1
08/01/2044	5.000%	1,600,000	1,773,584
08/01/2048	4.000%	2,100,000	2,051,849
Subordinated Series 2022F-1
02/01/2051	4.000%	2,000,000	1,946,518
02/01/2051	5.000%	1,375,000	1,496,408
Subordinated Series 2023F-1
02/01/2045	5.000%	10,000,000	11,091,470
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	3,610,000	2,867,374
New York State Dormitory Authority
Revenue Bonds
NYU Langone Hospitals Obligated Group
Series 2020A
07/01/2050	4.000%	2,000,000	1,893,719
New York State Environmental Facilities Corp.(c),(d)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	1,000,000	880,422
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2047	3.750%	3,585,000	3,166,882
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	13,000,000	12,635,168
Revenue Bonds
Green Bonds - Bidding Group
Series 2022
03/15/2055	5.000%	5,000,000	5,419,635
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Transportation Development Corp.(d)
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2040	5.000%	12,290,000	12,592,574
10/01/2045	4.375%	2,500,000	2,374,764
New York State Thruway Service Areas Project
Series 2021
04/30/2053	4.000%	1,500,000	1,268,112
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2041	5.000%	2,000,000	2,080,555
12/01/2042	4.000%	4,360,000	3,986,780
Port Authority of New York & New Jersey(d)
Refunding Revenue Bonds
Consolidated 206th
Series 2017-206
11/15/2047	5.000%	1,500,000	1,543,195
Revenue Bonds
Consolidated Bonds
Series 221
07/15/2045	4.000%	7,775,000	7,370,565
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2017-203
10/01/2041	3.500%	3,730,000	3,237,499
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2022
05/15/2052	5.000%	4,000,000	4,647,596
05/15/2057	5.000%	5,500,000	5,917,701
Revenue Bonds
Senior Lien Green Bonds
Series 2022D-2
05/15/2047	5.250%	4,500,000	5,069,940
Series 2022A
11/15/2052	4.000%	12,500,000	12,085,206
Ulster County Capital Resource Corp.(c)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	5,095,000	3,954,807
09/15/2047	5.250%	1,475,000	1,094,137
09/15/2053	5.250%	3,045,000	2,173,513
Westchester County Local Development Corp.(c)
Refunding Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2029	3.600%	5,000,000	4,387,801

14	Columbia Strategic Municipal Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	1,000,000	726,517
Total			178,114,644
North Carolina 1.2%
North Carolina Housing Finance Agency
Revenue Bonds
Series 2019-42
01/01/2043	2.850%	2,270,000	1,812,450
North Carolina Medical Care Commission
Refunding Revenue Bonds
Series 2021C
03/01/2036	4.000%	2,320,000	1,939,998
Southminster, Inc.
Series 2016
10/01/2037	5.000%	1,800,000	1,662,188
Revenue Bonds
REX Health Care
Series 2020A
07/01/2049	4.000%	5,000,000	4,846,037
Twin Lakes Community
Series 2019A
01/01/2044	5.000%	2,000,000	1,920,206
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	2,000,000	2,064,497
North Carolina Turnpike Authority(e)
Revenue Bonds
Series 2017C
07/01/2032	0.000%	2,000,000	1,332,268
Series 2019
01/01/2040	0.000%	3,950,000	1,925,113
01/01/2041	0.000%	5,500,000	2,541,801
Triangle Expressway System
Series 2019
01/01/2043	0.000%	4,500,000	1,872,261
Total			21,916,819
North Dakota 0.2%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Finance Program
Series 2018
01/01/2042	3.850%	720,000	713,482
Housing Finance Program
Series 2017 (FHA)
07/01/2040	3.550%	405,000	399,003
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	915,000	895,344
Series 2019C
07/01/2039	3.200%	1,530,000	1,426,333
Total			3,434,162
Ohio 2.2%
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	33,910,000	31,606,934
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	1,650,000	1,466,977
Lake County Port & Economic Development Authority(c),(f)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	0.000%	7,500,000	2,175,000
Ohio Air Quality Development Authority(d)
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	1,500,000	1,329,195
Ohio Higher Educational Facility Commission
Revenue Bonds
Ashtabula County Medical Center Obligated Group
Series 2022
01/01/2052	5.250%	250,000	256,331
Ohio Housing Finance Agency
Revenue Bonds
Series 2019B
09/01/2044	3.250%	2,000,000	1,831,662
Total			38,666,099
Oklahoma 0.2%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	1,250,000	1,271,133
11/15/2045	5.250%	1,885,000	1,882,485
Total			3,153,618

Columbia Strategic Municipal Income Fund | Third Quarter Report 2023	15

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon 1.8%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2055	5.375%	1,500,000	1,325,845
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	525,000	460,900
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2045	5.000%	4,660,000	4,907,187
Port of Portland Airport(d)
Revenue Bonds
Green Bonds
Series 2023-29
07/01/2048	5.500%	10,000,000	11,024,943
Series 2017-24B
07/01/2042	5.000%	1,000,000	1,022,359
State of Oregon
Unlimited General Obligation Bonds
Article XI - Q State Project
Series 2023
04/30/2048	5.000%	10,000,000	11,222,934
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	2,365,000	2,341,455
Total			32,305,623
Pennsylvania 7.0%
Allegheny County Hospital Development Authority
Refunding Revenue Bonds
University of Pittsburgh Medical Center
Series 2019
07/15/2038	4.000%	1,750,000	1,745,304
City of Philadelphia Airport(d)
Refunding Revenue Bonds
Private Activity
Series 2021 (AGM)
07/01/2046	4.000%	1,750,000	1,661,823
Series 2017B
07/01/2042	5.000%	2,250,000	2,297,999
Commonwealth Financing Authority
Revenue Bonds
Series 2015A
06/01/2035	5.000%	1,950,000	2,004,231
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco Master Settlement Payment
Series 2018
06/01/2035	5.000%	2,000,000	2,151,119
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2037	5.000%	1,600,000	1,717,494
Cumberland County Municipal Authority
Prerefunded 01/01/25 Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2038	5.000%	160,000	165,254
Refunding Revenue Bonds
Diakon Lutheran
Series 2015
01/01/2038	5.000%	805,000	806,855
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2043	5.000%	1,200,000	996,064
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2047	4.000%	5,000,000	4,710,753
Lancaster County Hospital Authority
Refunding Revenue Bonds
Masonic Villages of the Grand Lodge of Pennsylvania
Series 2015
11/01/2035	5.000%	700,000	712,211
Luzerne County Industrial Development Authority(d)
Refunding Revenue Bonds
Pennsylvania-American Water Co. Project
Series 2019 (Mandatory Put 12/03/29)
12/01/2039	2.450%	3,500,000	3,219,377
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,270,000	1,245,707
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2043	4.000%	1,000,000	815,688
11/15/2045	5.000%	3,500,000	3,288,315
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2043	5.000%	675,000	694,845
08/15/2048	5.000%	1,500,000	1,542,149

16	Columbia Strategic Municipal Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	10,000,000	9,719,876
Pennsylvania Economic Development Financing Authority(c),(f)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	2,144,531
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	4,125,000	4,174,792
06/30/2042	5.000%	11,000,000	11,049,758
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2053	5.250%	5,000,000	5,172,015
06/30/2061	6.000%	3,000,000	3,349,306
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-120
10/01/2046	3.500%	485,000	480,338
Series 2017-124B
10/01/2042	3.650%	7,180,000	6,800,032
Revenue Bonds
Series 2019-130A
10/01/2034	2.500%	4,000,000	3,539,862
10/01/2039	2.700%	3,000,000	2,423,396
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Mass Transit Projects
Subordinated Series 2016A-1
12/01/2041	5.000%	4,800,000	4,940,419
Revenue Bonds
Series 2014C
12/01/2044	5.000%	2,500,000	2,543,639
Series 2015B
12/01/2040	5.000%	2,500,000	2,587,319
Subordinated Series 2017B-1
06/01/2042	5.000%	3,000,000	3,127,690
Subordinated Series 2018B
12/01/2048	5.000%	5,000,000	5,182,625
Subordinated Series 2019A
12/01/2044	5.000%	5,000,000	5,239,750
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Thomas Jefferson University
Series 2017
09/01/2042	5.000%	2,500,000	2,564,455
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	750,000	773,297
Pocono Mountains Industrial Park Authority
Revenue Bonds
St. Luke’s Hospital-Monroe Project
Series 2015
08/15/2040	5.000%	1,450,000	1,467,926
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2038	5.000%	1,135,000	1,213,475
Series 2018B
09/01/2043	5.000%	515,000	545,058
Series 2021A
09/01/2040	4.000%	6,250,000	5,894,981
State Public School Building Authority
Prerefunded 12/01/26 Revenue Bonds
Philadelphia School District Project
Series 2016
06/01/2036	5.000%	5,000	5,419
Refunding Revenue Bonds
School District of Philadelphia
Series 2016
06/01/2036	5.000%	4,795,000	4,990,893
Union County Hospital Authority
Revenue Bonds
Evangelical Community Hospital
Series 2018
08/01/2038	5.000%	3,065,000	3,181,963
Total			122,888,003
Puerto Rico 4.1%
Commonwealth of Puerto Rico(e),(i)
Revenue Notes
Series 2022
11/01/2051	0.000%	6,036,277	2,844,596
Subordinated Series 2022
11/01/2043	0.000%	4,295,801	2,019,026
Puerto Rico Commonwealth Aqueduct & Sewer Authority(c),(i)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	6,500,000	6,252,679
Puerto Rico Electric Power Authority(f),(i)
Revenue Bonds
Series 2007TT
07/01/2022	5.000%	2,735,000	1,900,825
07/01/2032	0.000%	2,420,000	1,700,050

Columbia Strategic Municipal Income Fund | Third Quarter Report 2023	17

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008WW
07/01/2033	0.000%	1,750,000	1,229,375
07/01/2038	0.000%	1,750,000	1,229,375
Series 2010CCC
07/01/2028	0.000%	6,000,000	4,215,000
Series 2010XX
07/01/2040	0.000%	6,500,000	4,566,250
Series 2012A
07/01/2042	0.000%	6,505,000	4,569,762
Puerto Rico Highway & Transportation Authority(e),(i)
Revenue Bonds
Series 2022B
07/01/2032	0.000%	617,360	387,393
Series 2022C
07/01/2053	0.000%	1,056,051	628,390
Puerto Rico Sales Tax Financing Corp.(e),(i)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	86,183,000	23,441,681
07/01/2051	0.000%	8,000,000	1,625,126
Puerto Rico Sales Tax Financing Corp.(i)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	16,420,000	15,814,150
Total			72,423,678
South Carolina 1.5%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2020
12/01/2046	5.000%	2,800,000	2,953,953
South Carolina Ports Authority(d)
Revenue Bonds
Series 2018
07/01/2043	5.000%	1,570,000	1,624,014
Series 2019B
07/01/2044	5.000%	4,080,000	4,235,439
South Carolina Public Service Authority
Revenue Bonds
Series 2022A
12/01/2052	4.000%	18,000,000	16,071,219
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2040	3.000%	895,000	760,616
Total			25,645,241
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Dakota 0.8%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Avera Health
Series 2017
07/01/2042	4.000%	10,000,000	9,646,443
South Dakota Housing Development Authority
Refunding Revenue Bonds
Homeownership Mortgage
Series 2021A
11/01/2041	2.050%	5,660,000	4,065,468
Total			13,711,911
Tennessee 2.6%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2035	5.000%	355,000	361,524
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2040	4.000%	1,800,000	1,726,398
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
East Tennessee Children’s Hospital
Series 2019
11/15/2048	4.000%	5,235,000	4,842,174
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	1,200,000	1,219,668
Series 2017A
07/01/2048	5.000%	835,000	845,358
New Memphis Arena Public Building Authority(e)
Revenue Bonds
City of Memphis Project
Series 2021
04/01/2032	0.000%	200,000	141,540
04/01/2033	0.000%	2,000,000	1,352,636
04/01/2038	0.000%	1,150,000	579,099
04/01/2039	0.000%	1,625,000	769,802
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
The Farms at Bailey Station Project
Series 2019
09/30/2049	5.750%	9,000,000	6,971,940
09/30/2059	5.750%	1,000,000	740,292

18	Columbia Strategic Municipal Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee Energy Acquisition Corp.
Refunding Revenue Bonds
Gas Project
Series 2023A-1 (Mandatory Put 05/01/28)
05/01/2053	5.000%	18,500,000	19,244,015
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2042	3.600%	450,000	439,645
07/01/2047	3.650%	895,000	870,838
Series 2018-1
07/01/2042	3.900%	435,000	431,222
Social Bond
Series 2022-2
07/01/2042	4.250%	4,500,000	4,520,856
Total			45,057,007
Texas 9.4%
Angelina & Neches River Authority(c),(d)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	7.500%	5,000,000	3,320,491
Arlington Higher Education Finance Corp.
Revenue Bonds
Brooks Academies of Texas
Series 2021
01/15/2051	5.000%	875,000	724,946
Arlington Higher Education Finance Corp.(c)
Revenue Bonds
Legacy Traditional Schools - Texas Project
Series 2022
02/15/2062	6.750%	5,000,000	4,891,829
Austin Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2048	4.000%	2,100,000	2,087,652
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2016
07/15/2031	4.000%	2,000,000	1,796,576
07/15/2036	4.000%	3,000,000	2,450,787
Series 2018
07/15/2033	5.000%	1,000,000	945,581
07/15/2037	5.000%	2,100,000	1,908,449
Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Subordinated Series 2016
01/01/2041	4.000%	2,295,000	2,156,640
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Central Texas Turnpike System(e)
Refunding Revenue Bonds
Series 2015B
08/15/2037	0.000%	2,000,000	1,049,883
Central Texas Turnpike System
Refunding Revenue Bonds
Subordinated Series 2015C
08/15/2042	5.000%	2,500,000	2,526,451
City of Austin Airport System(d)
Revenue Bonds
Series 2017B
11/15/2041	5.000%	1,000,000	1,023,448
11/15/2046	5.000%	1,000,000	1,016,913
Series 2019B
11/15/2048	5.000%	7,850,000	8,098,223
City of Houston Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2018C
07/01/2031	5.000%	1,525,000	1,638,289
Revenue Bonds
Subordinated Series 2018A
07/01/2041	5.000%	1,250,000	1,297,809
Subordinated Series 2020A
07/01/2047	4.000%	4,200,000	3,972,835
Subordinated Series 2021A
07/01/2046	4.000%	2,000,000	1,890,839
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	580,000	580,786
08/15/2042	5.000%	1,500,000	1,501,059
Series 2013
08/15/2033	6.000%	260,000	262,161
International Leadership
Series 2015
08/15/2038	5.750%	2,015,000	2,023,348
Series 2015A
12/01/2045	5.000%	400,000	400,312
Conroe Independent School District
Unlimited General Obligation Bonds
Series 2022A
02/15/2047	4.000%	4,170,000	4,086,411
Cypress-Fairbanks Independent School District(g)
Unlimited General Obligation Bonds
Series 2023
02/15/2048	4.000%	9,500,000	9,312,707

Columbia Strategic Municipal Income Fund | Third Quarter Report 2023	19

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dallas Love Field(d)
Revenue Bonds
Series 2017
11/01/2036	5.000%	1,000,000	1,031,374
Humble Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	4,800,000	4,681,838
Katy Independent School District
Unlimited General Obligation Bonds
Series 2022
02/15/2052	4.000%	1,700,000	1,674,022
Katy Independent School District(g)
Unlimited General Obligation Bonds
Series 2023
02/15/2048	5.000%	3,270,000	3,595,955
02/15/2053	4.000%	4,125,000	4,053,968
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	3,610,000	3,611,242
Revenue Bonds
MRC Senior Living-Langford Project
Series 2016
11/15/2036	5.375%	500,000	438,391
11/15/2046	5.500%	750,000	615,150
Westminster Project
Series 2021
11/01/2049	4.000%	1,600,000	1,176,324
New Hope Cultural Education Facilities Finance Corp.(f)
Revenue Bonds
4-K Housing, Inc. Stoney Brook Project
Series 2017
07/01/2042	0.000%	1,000,000	680,000
07/01/2047	0.000%	1,000,000	680,000
07/01/2052	0.000%	1,500,000	1,020,000
Bridgemoor Plano Project
Series 2018
12/01/2053	0.000%	4,500,000	4,050,000
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	0.000%	1,500,000	750,000
07/01/2051	0.000%	5,235,000	2,617,500
Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project
Series 2016
07/01/2046	0.000%	2,535,000	1,267,500
North Texas Tollway Authority
Refunding Revenue Bonds
Series 2019A
01/01/2044	4.000%	13,500,000	13,125,317
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port Beaumont Navigation District(c),(d)
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2041	2.875%	1,500,000	977,588
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	385,000	368,740
Rockwall Independent School District(g)
Unlimited General Obligation Bonds
Series 2023
02/15/2053	4.000%	2,500,000	2,468,216
San Antonio Independent School District
Unlimited General Obligation Bonds
Series 2022
08/15/2052	5.000%	10,000,000	10,925,309
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2049	5.000%	750,000	729,111
Revenue Bonds
Methodist Hospitals of Dallas
Series 2022
10/01/2047	4.000%	1,250,000	1,198,343
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
06/30/2040	4.000%	500,000	472,026
Senior Lien - North Tarrant Express
Series 2019
12/31/2039	4.000%	2,000,000	1,881,217
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
Segment 3C Project
Series 2019
06/30/2058	5.000%	17,000,000	17,033,689
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	2,000,000	2,017,226
12/31/2045	5.000%	2,250,000	2,256,633
12/31/2050	5.000%	1,930,000	1,930,131
12/31/2055	5.000%	6,515,000	6,462,255
Texas Transportation Commission(e)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2036	0.000%	950,000	499,773
08/01/2039	0.000%	600,000	260,142

20	Columbia Strategic Municipal Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tomball Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2042	5.000%	5,000,000	5,682,528
02/15/2043	5.000%	3,000,000	3,402,017
Total			164,597,950
Utah 1.1%
Downtown East Streetcar Sewer Public Infrastructure District(c)
Limited General Obligation Bonds
Series 2022A
03/01/2053	6.000%	2,025,000	2,032,406
Mida Golf and Equestrian Center Public Infrastructure District(c)
Limited General Obligation Bonds
Series 2021
06/01/2051	4.500%	5,000,000	3,822,453
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A
07/01/2042	5.000%	6,700,000	6,883,955
UIPA Crossroads Public Infrastructure District(c)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	3,260,000	2,773,980
Utah Charter School Finance Authority(c)
Revenue Bonds
Ascent Academies Charter Schools
Series 2022
06/15/2057	5.000%	3,840,000	3,031,803
Total			18,544,597
Virginia 2.0%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	7,255,000	7,401,818
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Series 2012A
07/15/2047	5.000%	3,250,000	3,251,791
Virginia Small Business Financing Authority(d)
Refunding Revenue Bonds
Senior Lien - 95 Express Lanes LLC Project
Series 2022
01/01/2048	4.000%	3,750,000	3,237,394
Senior Lien - I-495 HOT Lanes Project
Series 2022
12/31/2057	5.000%	2,500,000	2,491,480
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	19,125,000	18,919,422
Total			35,301,905
Washington 1.6%
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,890,000	3,711,970
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,000,000	1,030,612
Port of Seattle(d)
Refunding Revenue Bonds
Intermediate Lien
Series 2017
05/01/2037	5.000%	6,000,000	6,189,279
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Seattle Cancer Care Alliance
Series 2020
09/01/2055	5.000%	10,000,000	10,377,956
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	5,000,000	4,458,642
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Presbyterian Retirement Co.
Series 2016
01/01/2046	5.000%	2,000,000	1,499,098
Skyline 1st Hill Project
Series 2015
01/01/2035	5.750%	425,000	400,830
Total			27,668,387
Wisconsin 2.4%
Public Finance Authority
Prerefunded 11/15/24 Revenue Bonds
Rose Villa Project
Series 2014A
11/15/2049	6.000%	1,645,000	1,705,946
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2039	5.000%	2,230,000	2,045,352
09/01/2054	5.000%	1,000,000	848,257

Columbia Strategic Municipal Income Fund | Third Quarter Report 2023	21

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
WakeMed Hospital
Series 2019A
10/01/2044	5.000%	3,000,000	3,077,173
10/01/2049	4.000%	2,690,000	2,516,974
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2037	4.000%	2,000,000	1,749,825
Coral Academy Science Las Vegas
Series 2018
07/01/2055	5.000%	2,500,000	2,460,343
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	410,000	375,807
05/15/2047	5.250%	220,000	195,055
Revenue Bonds
WFCS Portfolio Project
Series 2021
01/01/2056	5.000%	1,000,000	753,547
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	3,500,000	2,648,433
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2046	4.000%	7,000,000	6,630,168
Wisconsin Center District(e)
Revenue Bonds
Junior Dedicated
Series 2020D (AGM)
12/15/2055	0.000%	15,000,000	2,919,876
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Cedar Crest, Inc. Project
Series 2022
04/01/2057	5.125%	5,000,000	3,674,855
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	4,665,000	3,535,163
Series 2018B
07/01/2033	4.250%	1,250,000	1,013,127
07/01/2043	4.500%	1,375,000	959,408
07/01/2048	5.000%	500,000	358,542
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,465,000	2,980,537
Wisconsin Housing & Economic Development Authority
Refunding Revenue Bonds
Series 2020A
09/01/2035	2.700%	1,000,000	913,701
03/01/2039	3.000%	195,000	182,554
Total			41,544,643
Total Municipal Bonds (Cost $1,897,533,709)			1,740,904,997

Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 3.321%(j)	50,550	50,545
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 3.136%(j)	263,151	263,151
Total Money Market Funds (Cost $313,696)		313,696
Total Investments in Securities (Cost $1,909,247,405)		1,752,618,693
Other Assets & Liabilities, Net		703,915
Net Assets		$1,753,322,608

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2023.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2023, the total value of these securities amounted to $86,618,662, which represents 4.94% of total net assets.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Zero coupon bond.
(f)	Represents a security in default.
(g)	Represents a security purchased on a when-issued basis.
22	Columbia Strategic Municipal Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2023.
(i)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2023, the total value of these securities amounted to $72,423,678, which represents 4.13% of total net assets.
(j)	The rate shown is the seven-day current annualized yield at April 30, 2023.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Strategic Municipal Income Fund | Third Quarter Report 2023	23

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3QT118_07_N01_(06/23)